Quarterly Holdings Report
for
Fidelity® Government Income Fund
November 30, 2023
GOV-NPRT1-0124
1.809070.119
U.S. Government and Government Agency Obligations - 56.3%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority:
5.25% 9/15/39	2,235	2,248
5.375% 4/1/56	2,737	2,797
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,045
U.S. Treasury Obligations - 55.9%
U.S. Treasury Bonds:
2% 8/15/51	90,452	54,179
2.25% 2/15/52	18,700	11,914
2.375% 2/15/42	353	252
2.5% 2/15/45	141,861	99,496
2.875% 5/15/49	4,458	3,276
3% 2/15/49	95,774	72,141
3.625% 2/15/53	116,079	99,044
3.625% 5/15/53	17,500	14,938
4.375% 8/15/43	126,710	121,107
4.75% 2/15/37	55,003	57,107
4.75% 11/15/43	15,370	15,485
U.S. Treasury Notes:
0.25% 7/31/25	11,803	10,944
0.25% 9/30/25	870	802
0.25% 10/31/25	14,460	13,285
0.375% 4/30/25	231,590	217,143
0.75% 8/31/26	125,830	113,768
1.125% 10/31/26	47,300	43,025
1.125% 8/31/28	285,538	246,440
1.5% 1/31/27	22,230	20,326
1.625% 9/30/26	1,028	951
2.25% 3/31/26	928	881
2.5% 2/28/26	68,418	65,353
2.5% 3/31/27	46,600	43,864
2.625% 5/31/27	45,180	42,573
2.625% 7/31/29	39,109	35,716
2.75% 4/30/27	40,000	37,902
2.75% 7/31/27	33,510	31,650
2.75% 5/31/29	18,900	17,420
2.875% 4/30/29	7,778	7,225
2.875% 5/15/32	28,790	25,761
3.5% 1/31/28	5,750	5,562
3.625% 5/15/26	26,990	26,416
3.75% 5/31/30	55,440	53,491
3.75% 6/30/30	26,780	25,828
3.875% 1/15/26	17,280	17,011
4% 12/15/25	23,900	23,582
4.125% 6/15/26	27,990	27,713
4.125% 10/31/27	24,500	24,273
4.125% 8/31/30	1,950	1,922
4.125% 11/15/32	12,312	12,086
4.375% 11/30/30	1,140	1,141
4.5% 11/15/33	14,010	14,183
4.625% 11/15/26	86,390	86,761
4.625% 9/30/28	34,720	35,176
4.75% 7/31/25	15,050	15,025
4.875% 10/31/30	17,080	17,592
TOTAL U.S. TREASURY OBLIGATIONS		1,911,730
Other Government Related - 0.2%
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,381
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,133,296)		1,925,156

U.S. Government Agency - Mortgage Securities - 49.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 14.2%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (b)(c)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (b)(c)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 5.183% 1/1/35 (b)(c)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 5.058% 10/1/33 (b)(c)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.755% 1/1/35 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.024% 2/1/33 (b)(c)	12	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 3.94% 3/1/36 (b)(c)	62	63
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.785% 12/1/34 (b)(c)	14	15
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.844% 3/1/35 (b)(c)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 3.985% 2/1/44 (b)(c)	22	23
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.232% 5/1/44 (b)(c)	32	32
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (b)(c)	15	15
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.29% 9/1/33 (b)(c)	24	24
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.301% 10/1/33 (b)(c)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (b)(c)	79	80
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.367% 2/1/44 (b)(c)	53	54
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.103% 7/1/35 (b)(c)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 4.164% 4/1/44 (b)(c)	100	102
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 3.83% 1/1/44 (b)(c)	54	55
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 4.08% 4/1/44 (b)(c)	38	38
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 4.992% 3/1/33 (b)(c)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (b)(c)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 3.895% 6/1/47 (b)(c)	15	15
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.999% 11/1/36 (b)(c)	12	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 4.872% 7/1/43 (b)(c)	21	22
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.143% 6/1/42 (b)(c)	43	44
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 4.375% 3/1/40 (b)(c)	139	142
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.47% 5/1/36 (b)(c)	24	24
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.617% 7/1/35 (b)(c)	25	25
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 3.995% 2/1/37 (b)(c)	23	24
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 4.055% 1/1/42 (b)(c)	146	149
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 5.724% 12/1/40 (b)(c)	79	80
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (b)(c)	19	19
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.06% 12/1/39 (b)(c)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.304% 2/1/42 (b)(c)	85	87
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.051% 7/1/41 (b)(c)	33	33
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (b)(c)	17	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.296% 2/1/35 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (b)(c)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 4.429% 4/1/36 (b)(c)	18	18
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 5.055% 8/1/35 (b)(c)	16	16
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (b)(c)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.180% 5.643% 7/1/36 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (b)(c)	12	12
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (b)(c)	20	20
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.864% 7/1/34 (b)(c)	2	3
1.5% 11/1/35 to 2/1/51	61,686	47,550
2% 2/1/28 to 4/1/52	185,408	154,548
2.5% 1/1/28 to 1/1/52	118,408	100,680
3% 1/1/28 to 2/1/52 (d)(e)	62,243	54,234
3.4% 8/1/42 to 9/1/42	25	22
3.5% 5/1/35 to 3/1/52	62,641	55,530
4% 3/1/36 to 4/1/49	6,658	6,213
4.25% 11/1/41	5	5
4.5% to 4.5% 6/1/24 to 2/1/49	10,464	10,027
5% 10/1/29 to 12/1/52 (d)(e)	24,106	23,481
5.283% 8/1/41 (b)	52	51
5.5% 8/1/25 to 11/1/52 (d)(e)	10,204	10,081
6% to 6% 9/1/29 to 6/1/53	14,062	14,287
6.5% 10/1/24 to 9/1/53	5,307	5,462
6.697% 2/1/39 (b)	25	26
7% to 7% 3/1/24 to 10/1/32	16	16
7.5% to 7.5% 9/1/25 to 11/1/31	9	10
TOTAL FANNIE MAE		483,606
Freddie Mac - 9.6%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 4.424% 8/1/37 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 3.575% 1/1/36 (b)(c)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 4.527% 3/1/36 (b)(c)	5	5
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.632% 3/1/36 (b)(c)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 4.04% 7/1/36 (b)(c)	19	19
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 5.165% 1/1/37 (b)(c)	5	5
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.04% 7/1/35 (b)(c)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.182% 12/1/40 (b)(c)	29	29
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (b)(c)	244	246
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.368% 10/1/36 (b)(c)	34	34
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (b)(c)	22	22
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (b)(c)	303	307
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 5.731% 10/1/42 (b)(c)	105	105
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (b)(c)	47	47
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (b)(c)	54	55
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.698% 6/1/41 (b)(c)	51	52
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (b)(c)	16	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 5.435% 10/1/35 (b)(c)	17	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.885% 5/1/37 (b)(c)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.385% 6/1/37 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (b)(c)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (b)(c)	106	108
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 4.45% 12/1/36 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.319% 10/1/35 (b)(c)	13	13
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.951% 6/1/33 (b)(c)	24	24
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.064% 4/1/34 (b)(c)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.216% 6/1/33 (b)(c)	6	6
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.86% 3/1/35 (b)(c)	12	12
U.S. TREASURY 1 YEAR INDEX + 2.540% 5.875% 7/1/35 (b)(c)	126	127
1.5% 11/1/35 to 3/1/51	41,453	31,336
2% 5/1/35 to 4/1/52	85,160	69,237
2.5% 1/1/28 to 1/1/52	78,038	67,329
3% 6/1/31 to 3/1/52	22,240	19,238
3.5% 3/1/32 to 3/1/52	37,646	33,702
4% 1/1/36 to 2/1/50	6,146	5,758
4% 4/1/48	2	2
4.5% 6/1/25 to 10/1/48	8,535	8,174
5% 8/1/33 to 12/1/52	22,939	22,322
5.5% 10/1/52 to 3/1/53	18,448	18,404
6% 1/1/24 to 7/1/53	18,008	18,251
6.5% 5/1/26 to 10/1/53 (d)(e)	33,317	34,208
7% 8/1/26 to 9/1/36	20	21
7.5% 1/1/27 to 11/1/30	0	0
8% 7/1/24 to 8/1/30	0	0
8.5% 8/1/26 to 8/1/27	0	0
TOTAL FREDDIE MAC		329,285
Ginnie Mae - 14.1%
3.5% 11/15/40 to 12/20/49	2,220	2,015
4% 8/15/39 to 5/20/49	8,151	7,649
4.5% 6/20/33 to 6/20/41	1,344	1,290
5.5% 10/15/35 to 9/15/39	39	40
7% to 7% 1/15/28 to 8/15/32	12	13
7.5% to 7.5% 6/15/24 to 1/15/31	3	3
8% 9/15/24 to 12/15/27	0	0
8.5% 8/15/29 to 1/15/31	0	0
2% 11/20/50 to 4/20/51	8,924	7,221
2% 12/1/53 (f)	38,250	30,889
2% 12/1/53 (f)	57,000	46,031
2% 12/1/53 (f)	25,500	20,593
2% 12/1/53 (f)	19,750	15,949
2% 12/1/53 (f)	15,393	12,431
2% 12/1/53 (f)	12,800	10,337
2% 12/1/53 (f)	4,300	3,473
2% 1/1/54 (f)	33,800	27,335
2% 1/1/54 (f)	19,850	16,053
2% 1/1/54 (f)	39,150	31,662
2% 1/1/54 (f)	29,250	23,655
2% 1/1/54 (f)	10,750	8,694
2.5% 6/20/51 to 12/20/51	41,660	34,476
2.5% 12/1/53 (f)	50	42
2.5% 12/1/53 (f)	150	125
2.5% 12/1/53 (f)	150	125
2.5% 12/1/53 (f)	50	42
2.5% 12/1/53 (f)	100	84
2.5% 1/1/54 (f)	200	167
2.5% 1/1/54 (f)	250	209
3% 5/15/42 to 2/20/50	898	791
3% 12/1/53 (f)	12,300	10,653
3% 12/1/53 (f)	6,150	5,326
3% 12/1/53 (f)	18,700	16,196
3% 12/1/53 (f)	4,975	4,309
3% 12/1/53 (f)	625	541
3% 12/1/53 (f)	11,000	9,527
3% 1/1/54 (f)	24,950	21,631
3% 1/1/54 (f)	16,000	13,872
4% 12/1/53 (f)	2,250	2,073
5% 9/20/33 to 4/20/48	754	746
5.47% 8/20/59 (b)(g)	1	1
5.5% 12/1/53 (f)	16,600	16,492
5.5% 12/1/53 (f)	3,325	3,303
5.5% 12/1/53 (f)	3,575	3,552
5.5% 12/1/53 (f)	1,775	1,763
5.5% 1/1/54 (f)	11,675	11,595
6% 11/20/31 to 5/15/40	1,354	1,385
6.5% 3/20/31 to 8/15/36	7	7
6.5% 12/1/53 (f)	6,600	6,711
6.5% 12/1/53 (f)	6,600	6,711
6.5% 12/1/53 (f)	9,150	9,305
6.5% 12/1/53 (f)	2,625	2,669
6.5% 12/1/53 (f)	15,825	16,092
6.5% 1/1/54 (f)	15,825	16,079
TOTAL GINNIE MAE		481,933
Uniform Mortgage Backed Securities - 11.8%
2% 12/1/53 (f)	1,850	1,439
2% 12/1/53 (f)	1,850	1,439
2% 12/1/53 (f)	5,550	4,318
2% 12/1/53 (f)	1,100	856
2% 12/1/53 (f)	600	467
2% 12/1/53 (f)	500	389
2% 1/1/54 (f)	650	507
2.5% 12/1/53 (f)	1,300	1,054
3% 12/1/53 (f)	3,400	2,870
3% 12/1/53 (f)	6,750	5,698
3% 12/1/53 (f)	7,350	6,205
3% 12/1/53 (f)	5,850	4,939
3% 12/1/53 (f)	19,750	16,673
3% 12/1/53 (f)	16,125	13,613
3% 12/1/53 (f)	16,000	13,508
3% 12/1/53 (f)	14,725	12,431
3% 12/1/53 (f)	19,575	16,526
3% 12/1/53 (f)	3,875	3,271
3% 12/1/53 (f)	16,125	13,613
3% 12/1/53 (f)	3,875	3,271
3% 12/1/53 (f)	34,300	28,957
3% 12/1/53 (f)	7,900	6,669
3% 1/1/54 (f)	41,950	35,463
3% 1/1/54 (f)	17,850	15,090
3% 1/1/54 (f)	6,650	5,622
3% 1/1/54 (f)	16,550	13,991
4.5% 12/1/53 (f)	35,300	33,080
5.5% 12/1/53 (f)	22,100	21,791
5.5% 12/1/53 (f)	4,825	4,758
5.5% 12/1/53 (f)	1,225	1,208
5.5% 12/1/53 (f)	13,000	12,818
5.5% 12/1/53 (f)	10,125	9,983
5.5% 12/1/53 (f)	12,050	11,881
5.5% 12/1/53 (f)	10,500	10,353
5.5% 12/1/53 (f)	9,900	9,762
6.5% 12/1/53 (f)	1,550	1,575
6.5% 12/1/53 (f)	7,450	7,571
6.5% 12/1/53 (f)	11,275	11,458
6.5% 12/1/53 (f)	12,200	12,398
6.5% 12/1/53 (f)	6,700	6,809
6.5% 12/1/53 (f)	9,550	9,705
6.5% 1/1/54 (f)	9,550	9,701
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		403,730
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,749,730)		1,698,554

Collateralized Mortgage Obligations - 10.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 10.2%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 4.37% 4/25/24 (b)(c)	1	1
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4226% 8/25/31 (b)(c)	22	22
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2426% 2/25/32 (b)(c)	0	0
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4396% 3/18/32 (b)(c)	1	1
Series 2002-49 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0396% 11/18/31 (b)(c)	18	18
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 4/25/32 (b)(c)	9	9
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 10/25/32 (b)(c)	1	1
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1926% 1/25/32 (b)(c)	0	0
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8926% 11/25/32 (b)(c)	17	17
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4426% 11/25/32 (b)(c)	17	17
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 12/25/33 (b)(h)(i)	18	2
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2374% 11/25/36 (b)(h)(i)	13	1
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3726% 6/25/36 (b)(c)	1,542	1,542
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	0	0
Series 1999-17 Class PG, 6% 4/25/29	4	4
Series 1999-32 Class PL, 6% 7/25/29	6	6
Series 1999-33 Class PK, 6% 7/25/29	4	4
Series 2001-52 Class YZ, 6.5% 10/25/31	1	1
Series 2003-70 Class BJ, 5% 7/25/33	29	28
Series 2005-102 Class CO 11/25/35 (j)	3	3
Series 2005-64 Class PX, 5.5% 6/25/35	64	64
Series 2005-68 Class CZ, 5.5% 8/25/35	1,430	1,438
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3993% 8/25/35 (b)(c)(i)	1	1
Series 2005-81 Class PC, 5.5% 9/25/35	10	10
Series 2006-12 Class BO 10/25/35 (j)	13	11
Series 2006-15 Class OP 3/25/36 (j)	17	14
Series 2006-37 Class OW 5/25/36 (j)	2	2
Series 2006-45 Class OP 6/25/36 (j)	166	130
Series 2006-62 Class KP 4/25/36 (j)	8	7
Series 2010-118 Class PB, 4.5% 10/25/40	1,581	1,539
Series 2012-149:
Class DA, 1.75% 1/25/43	289	261
Class GA, 1.75% 6/25/42	325	291
Series 2012-93 Class QW, 5% 1/25/42	68	67
Series 2017-1 Class JP, 3.5% 4/25/45	473	451
Series 2017-22 Class JN, 4.5% 4/25/46	1,057	1,027
Series 2019-52 Class M, 3.5% 3/25/49	142	136
Series 2019-64 Class MJ, 4.5% 6/25/49	1,752	1,665
Series 2019-74 Class LB, 3% 10/25/49	826	717
Series 2021-26 Class HC, 1% 11/25/49	8,002	6,626
Series 2021-65 Class MA, 2% 8/25/51	6,928	5,695
Series 2022-2 Class TH, 2.5% 2/25/52	1,173	1,034
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1	1
Series 1999-25 Class Z, 6% 6/25/29	5	5
Series 2001-20 Class Z, 6% 5/25/31	5	5
Series 2001-31 Class ZC, 6.5% 7/25/31	3	3
Series 2002-16 Class ZD, 6.5% 4/25/32	2	2
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1074% 11/25/32 (b)(h)(i)	4	0
Series 2004-52 Class KZ, 5.5% 7/25/34	140	139
Series 2004-91 Class Z, 5% 12/25/34	1,355	1,328
Series 2005-117 Class JN, 4.5% 1/25/36	60	60
Series 2005-14 Class ZB, 5% 3/25/35	420	411
Series 2006-72 Class CY, 6% 8/25/26	256	256
Series 2009-59 Class HB, 5% 8/25/39	652	643
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	4	0
Series 2017-89 Class KV, 3.5% 8/25/47	2,557	2,489
Series 2020-101 Class BA, 1.5% 9/25/45	2,967	2,479
Series 2020-49 Class JA, 2% 8/25/44	1,065	941
Series 2020-67 Class KZ, 3.25% 9/25/40	11,184	10,118
Series 2020-75 Class HA, 1.5% 12/25/44	11,215	9,340
Series 2021-68 Class A, 2% 7/25/49	2,162	1,662
Series 2021-85 Class L, 2.5% 8/25/48	1,180	1,010
Series 2021-96 Class HA, 2.5% 2/25/50	1,914	1,610
Series 2022-1 Class KA, 3% 5/25/48	1,935	1,712
Series 2022-3:
Class G, 2% 11/25/47	49,988	42,595
Class N, 2% 10/25/47	15,681	13,070
Series 2022-4 Class B, 2.5% 5/25/49	1,405	1,201
Series 2022-49 Class TE, 4.5% 12/25/48	14,632	13,977
Series 2022-5 Class 0, 2.5% 6/25/48	1,994	1,714
Series 2022-65 Class GA, 5% 4/25/46	14,706	14,108
Series 2022-7 Class A, 3% 5/25/48	2,760	2,441
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1974% 12/25/36 (b)(h)(i)	8	1
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9974% 5/25/37 (b)(h)(i)	5	0
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6574% 3/25/33 (b)(h)(i)	1	0
Series 2005-72 Class ZC, 5.5% 8/25/35	71	70
Series 2005-79 Class ZC, 5.9% 9/25/35	41	41
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9646% 6/25/37 (b)(c)(i)	4	4
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (b)(c)(i)	6	7
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9446% 7/25/37 (b)(c)(i)	2	2
Series 2010-135 Class ZA, 4.5% 12/25/40	16	15
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	101	1
Series 2010-150 Class ZC, 4.75% 1/25/41	150	146
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3626% 3/25/36 (b)(c)	1,061	1,060
Series 2010-95 Class ZC, 5% 9/25/40	321	316
Series 2011-39 Class ZA, 6% 11/25/32	21	21
Series 2011-4 Class PZ, 5% 2/25/41	48	45
Series 2011-67 Class AI, 4% 7/25/26 (h)	11	0
Series 2012-100 Class WI, 3% 9/25/27 (h)	52	2
Series 2012-27 Class EZ, 4.25% 3/25/42	2,357	2,204
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1074% 6/25/41 (b)(h)(i)	5	0
Series 2013-133 Class IB, 3% 4/25/32 (h)	16	0
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6074% 1/25/44 (b)(h)(i)	20	2
Series 2013-51 Class GI, 3% 10/25/32 (h)	21	1
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2774% 6/25/35 (b)(h)(i)	24	2
Series 2015-42 Class IL, 6% 6/25/45 (h)	122	20
Series 2015-70 Class JC, 3% 10/25/45	134	125
Series 2016-26 Class CG, 3% 5/25/46	4,510	4,194
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	68	12
Series 2018-45 Class GI, 4% 6/25/48 (h)	798	162
Series 2020-45 Class JL, 3% 7/25/40	682	606
Series 2021-59 Class H, 2% 6/25/48	1,221	964
Series 2021-66:
Class DA, 2% 1/25/48	1,314	1,045
Class DM, 2% 1/25/48	1,397	1,110
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (h)	4	1
Series 343 Class 16, 5.5% 5/25/34 (h)	4	1
Series 348 Class 14, 6.5% 8/25/34 (b)(h)	3	1
Series 351:
Class 12, 5.5% 4/25/34 (b)(h)	2	0
Class 13, 6% 3/25/34 (h)	3	0
Series 359 Class 19, 6% 7/25/35 (b)(h)	2	0
Series 384 Class 6, 5% 7/25/37 (h)	17	3
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2385% 1/15/32 (b)(c)	0	0
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (b)(c)	1	1
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4385% 3/15/32 (b)(c)	0	0
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 6/15/31 (b)(c)	1	1
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 3/15/32 (b)(c)	0	0
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8385% 11/15/32 (b)(c)	6	6
Series 2530 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0385% 2/15/32 (b)(c)	10	10
Series 2682 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 10/15/33 (b)(c)	567	566
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 2/15/33 (b)(c)	387	386
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8385% 3/15/34 (b)(c)	140	138
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	4,483	3,559
Series 2022-5213 Class JM, 3.5% 9/25/51	6,849	6,378
Series 2022-5214 Class CG, 3.5% 4/25/52	2,233	2,042
Series 2022-5220 Class PK, 3.5% 1/25/51	3,042	2,799
Series 2022-5224 Class DQ, 3.75% 8/25/44	3,886	3,644
Series 2095 Class PE, 6% 11/15/28	6	6
Series 2101 Class PD, 6% 11/15/28	3	3
Series 2121 Class MG, 6% 2/15/29	2	2
Series 2131 Class BG, 6% 3/15/29	17	17
Series 2137 Class PG, 6% 3/15/29	3	3
Series 2154 Class PT, 6% 5/15/29	4	4
Series 2162 Class PH, 6% 6/15/29	1	1
Series 2520 Class BE, 6% 11/15/32	9	9
Series 2682 Class LD, 4.5% 10/15/33	128	126
Series 2693 Class MD, 5.5% 10/15/33	19	19
Series 2802 Class OB, 6% 5/15/34	16	16
Series 2996 Class MK, 5.5% 6/15/35	5	5
Series 3002 Class NE, 5% 7/15/35	20	20
Series 3110 Class OP 9/15/35 (j)	4	4
Series 3119 Class PO 2/15/36 (j)	20	16
Series 3121 Class KO 3/15/36 (j)	4	3
Series 3123 Class LO 3/15/36 (j)	12	9
Series 3145 Class GO 4/15/36 (j)	12	10
Series 3189 Class PD, 6% 7/15/36	18	19
Series 3225 Class EO 10/15/36 (j)	6	5
Series 3258 Class PM, 5.5% 12/15/36	7	7
Series 3415 Class PC, 5% 12/15/37	181	179
Series 3806 Class UP, 4.5% 2/15/41	41	40
Series 3832 Class PE, 5% 3/15/41	81	80
Series 3857 Class ZP, 5% 5/15/41	3,874	3,830
Series 4135 Class AB, 1.75% 6/15/42	246	221
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	3	3
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,723	1,754
Series 2004-2862 Class NE, 5% 9/15/24	0	0
Series 2020-5018:
Class LC, 3% 10/25/40	4,577	4,056
Class LT, 3.25% 10/25/40	11,603	10,487
Class LY, 3% 10/25/40	3,474	3,079
Series 2021-5137 Class TA, 2% 3/25/39	11,100	9,589
Series 2021-5175 Class CB, 2.5% 4/25/50	6,826	5,746
Series 2021-5180 Class KA, 2.5% 10/25/47	1,386	1,209
Series 2022-5189 Class DA, 2.5% 5/25/49	1,476	1,256
Series 2022-5190 Class BA, 2.5% 11/25/47	1,419	1,221
Series 2022-5191 Class CA, 2.5% 4/25/50	1,636	1,379
Series 2022-5197 Class DA, 2.5% 11/25/47	1,077	928
Series 2022-5198 Class BA, 2.5% 11/25/47	5,245	4,565
Series 2022-5200 Class LA, 3% 10/25/48	2,519	2,244
Series 2022-5202 Class LB, 2.5% 10/25/47	1,150	988
Series 2135 Class JE, 6% 3/15/29	1	1
Series 2145 Class MZ, 6.5% 4/15/29	17	17
Series 2274 Class ZM, 6.5% 1/15/31	2	2
Series 2281 Class ZB, 6% 3/15/30	3	3
Series 2303 Class ZV, 6% 4/15/31	10	11
Series 2357 Class ZB, 6.5% 9/15/31	28	29
Series 2502 Class ZC, 6% 9/15/32	3	3
Series 2519 Class ZD, 5.5% 11/15/32	5	5
Series 2587 Class AD, 4.71% 3/15/33	387	383
Series 2877 Class ZD, 5% 10/15/34	1,664	1,634
Series 2998 Class LY, 5.5% 7/15/25	3	3
Series 3007 Class EW, 5.5% 7/15/25	237	236
Series 3871 Class KB, 5.5% 6/15/41	4,386	4,484
Series 3889 Class DZ, 4% 1/15/41	11,898	11,241
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1615% 2/15/36 (b)(h)(i)	6	1
Series 2013-4281 Class AI, 4% 12/15/28 (h)	6	0
Series 2017-4683 Class LM, 3% 5/15/47	173	162
Series 2020-5041 Class LB, 3% 11/25/40	7,793	6,903
Series 2021-5083 Class VA, 1% 8/15/38	15,980	14,782
Series 2021-5176 Class AG, 2% 1/25/47	5,154	4,287
Series 2021-5182 Class A, 2.5% 10/25/48	8,986	7,638
Series 2022-5236 Class P, 5% 4/25/48	2,271	2,235
Series 2022-5266 Class CD, 4.5% 10/25/44	1,606	1,561
Series 2933 Class ZM, 5.75% 2/15/35	91	92
Series 2935 Class ZK, 5.5% 2/15/35	71	72
Series 2947 Class XZ, 6% 3/15/35	37	37
Series 2996 Class ZD, 5.5% 6/15/35	62	63
Series 3237 Class C, 5.5% 11/15/36	82	82
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2215% 11/15/36 (b)(h)(i)	26	2
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1415% 6/15/37 (b)(h)(i)	17	2
Series 3843 Class PZ, 5% 4/15/41	2,714	2,691
Series 3949 Class MK, 4.5% 10/15/34	14	14
Series 4055 Class BI, 3.5% 5/15/31 (h)	13	0
Series 4314 Class AI, 5% 3/15/34 (h)	3	0
Series 4427 Class LI, 3.5% 2/15/34 (h)	60	3
Series 4471 Class PA 4% 12/15/40	58	56
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6885% 5/15/37 (b)(c)	22	21
Series 2156 Class TC, 6.25% 5/15/29	1	1
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3385% 2/15/24 (b)(c)	0	0
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	2	2
Series 2056 Class Z, 6% 5/15/28	4	4
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 2021-5159 Class GC, 2% 11/25/47	1,111	944
Series 4341 Class ML, 3.5% 11/15/31	2,079	1,997
Series 4386 Class AZ, 4.5% 11/15/40	189	180
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.246% 6/16/37 (b)(h)(i)	11	1
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9456% 7/20/37 (b)(c)	81	80
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9256% 1/20/38 (b)(c)	82	80
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.3056% 8/20/38 (b)(c)	557	556
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3456% 9/20/38 (b)(c)	416	416
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.044% 11/16/39 (b)(c)	402	396
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.974% 12/16/39 (b)(c)	66	64
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9905% 3/20/60 (b)(c)(g)	85	84
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 7/20/60 (b)(c)(g)	846	840
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (b)(c)(g)	786	780
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (b)(c)(g)	671	666
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (b)(c)(g)	384	382
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (b)(c)(g)	317	316
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (b)(c)(g)	277	276
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (b)(c)(g)	388	386
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (b)(c)(g)	313	312
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (b)(c)(g)	484	482
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (b)(c)(g)	350	348
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (b)(c)(g)	376	374
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9886% 9/20/61 (b)(c)(g)	1,895	1,889
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (b)(c)(g)	1,249	1,246
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8456% 8/20/42 (b)(c)	88	86
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (b)(c)(g)	1,287	1,284
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (b)(c)(g)	625	623
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (b)(c)(g)	1,140	1,136
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (b)(c)(g)	610	608
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8706% 5/20/61 (b)(c)(g)	18	18
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0386% 8/20/63 (b)(c)(g)	95	95
Series 2014-H02 Class FB, CME Term SOFR 1 Month Index + 0.650% 6.0886% 12/20/63 (b)(c)(g)	4,774	4,765
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 1/20/64 (b)(c)(g)	1,345	1,341
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0386% 12/20/63 (b)(c)(g)	88	88
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 6/20/64 (b)(c)(g)	96	96
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7186% 5/20/63 (b)(c)(g)	31	29
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6386% 4/20/63 (b)(c)(g)	40	39
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (b)(c)(g)	40	39
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	3,996	3,915
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	29	2
Series 2011-68 Class EC, 3.5% 4/20/41	46	44
Series 2016-69 Class WA, 3% 2/20/46	94	85
Series 2017-134 Class BA, 2.5% 11/20/46	346	305
Series 2017-153 Class GA, 3% 9/20/47	248	217
Series 2017-182 Class KA, 3% 10/20/47	195	173
Series 2018-13 Class Q, 3% 4/20/47	244	221
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	31	30
Series 2010-160 Class DY, 4% 12/20/40	236	225
Series 2010-170 Class B, 4% 12/20/40	52	49
Series 2011-69 Class GX, 4.5% 5/16/40	2,029	2,007
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	506	496
Series 2017-139 Class BA, 3% 9/20/47	3,447	3,036
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	878	839
Series 2004-22 Class M1, 5.5% 4/20/34	823	831
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.056% 5/16/34 (b)(h)(i)	6	0
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.756% 8/17/34 (b)(h)(i)	6	1
Series 2010-116 Class QB, 4% 9/16/40	18	17
Series 2010-169 Class Z, 4.5% 12/20/40	4,117	3,707
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7705% 5/20/60 (b)(c)(g)	54	54
Series 2010-H16 Class BA, 3.55% 7/20/60 (g)	125	122
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(g)	34	34
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6545% 7/20/41 (b)(h)(i)	22	2
Series 2013-149 Class MA, 2.5% 5/20/40	157	150
Series 2013-H01 Class FA, 1.65% 1/20/63 (g)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (g)	0	0
Series 2014-2 Class BA, 3% 1/20/44	470	420
Series 2014-21 Class HA, 3% 2/20/44	174	156
Series 2014-25 Class HC, 3% 2/20/44	295	263
Series 2014-5 Class A, 3% 1/20/44	248	222
Series 2015-H13 Class HA, 2.5% 8/20/64 (g)	3	2
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(g)	140	134
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.96% 5/20/66 (b)(c)(g)	2,786	2,777
Series 2017-186 Class HK, 3% 11/16/45	254	227
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.81% 8/20/66 (b)(c)(g)	4,244	4,227
Series 2090-118 Class XZ, 5% 12/20/39	9,301	9,189

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $353,975)		347,339

Commercial Mortgage Securities - 5.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	3,040	2,984
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	10,637	10,378
Series 2015-K049 Class A2, 3.01% 7/25/25	306	295
Series 2015-K050 Class A2, 3.334% 8/25/25 (b)	12,319	11,941
Series 2015-KPLB Class A, 2.77% 5/25/25	4,020	3,874
Series 2016-K052 Class A2, 3.151% 11/25/25	13,881	13,383
Series 2016-K055 Class A2, 2.673% 3/25/26	3,050	2,895
Series 2017-K729 Class A2, 3.136% 10/25/24	7,600	7,451
Series 2018-K733 Class A2, 3.75% 8/25/25	17,509	17,072
Series 2019-K092 Class A2, 3.298% 4/25/29	2,300	2,132
Series 2020-K117 Class A2, 1.406% 8/25/30	6,500	5,203
Series 2021-K746 Class A2, 2.031% 9/25/28	7,240	6,366
Series 2022-150 Class A2, 3.71% 9/25/32	2,200	2,001
Series 2022-K747 Class A2, 2.05% 11/25/28	4,300	3,772
Series 2022-K750 Class A2, 3% 9/25/29	14,800	13,447
Series 2023-158 Class A2, 4.05% 7/25/33	3,540	3,289
Series 2023-160 Class A1, 4.68% 10/25/32	3,798	3,709
Series 2023-K751 Class A2, 4.412% 3/25/30	4,830	4,692
Series K058 Class A2, 2.653% 8/25/26	11,075	10,426
Series K065 Class A2, 3.243% 4/25/27	3,200	3,036
Series K073 Class A2, 3.35% 1/25/28	2,470	2,332
Series 2017-K727 Class A2, 2.946% 7/25/24	11,886	11,695
Series 2022 K748 Class A2, 2.26% 1/25/29	6,287	5,548
Series K053 Class A2, 2.995% 12/25/25	9,700	9,314
Series K063 Class A2, 3.43% 1/25/27	1,700	1,628
Series K076 Class A2, 3.9% 4/25/28	3,700	3,561
Series K086 Class A2, 3.859% 11/25/28	4,017	3,839
Series K090 Class A2, 3.422% 2/25/29	2,300	2,149
Series K734 Class A2, 3.208% 2/25/26	7,400	7,129
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	7,880	7,655
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $183,990)		183,196

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Israeli State 5.5% 4/26/24 (Cost $4,882)	4,828	4,826

Money Market Funds - 0.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (k) (Cost $21,032)	21,029,728	21,034

TOTAL INVESTMENT IN SECURITIES - 122.3% (Cost $4,446,905)	4,180,105
NET OTHER ASSETS (LIABILITIES) - (22.3)%	(761,215)
NET ASSETS - 100.0%	3,418,890

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 12/1/53	(33,800)	(27,296)
2% 12/1/53	(19,850)	(16,030)
2% 12/1/53	(39,150)	(31,616)
2% 12/1/53	(29,250)	(23,621)
2% 12/1/53	(10,750)	(8,681)
2.5% 12/1/53	(200)	(167)
2.5% 12/1/53	(250)	(209)
3% 12/1/53	(24,950)	(21,609)
3% 12/1/53	(16,000)	(13,857)
5.5% 12/1/53	(11,675)	(11,599)
5.5% 12/1/53	(13,600)	(13,511)
5.5% 12/1/53	(9,900)	(9,835)
5.5% 1/1/54	(1,775)	(1,763)
6.5% 12/1/53	(6,100)	(6,203)
6.5% 12/1/53	(5,400)	(5,491)
6.5% 12/1/53	(19,550)	(19,880)
6.5% 12/1/53	(9,750)	(9,915)
6.5% 1/1/54	(15,825)	(16,079)

TOTAL GINNIE MAE		(237,362)

Uniform Mortgage Backed Securities
2% 12/1/53	(11,450)	(8,908)
2% 12/1/53	(650)	(506)
2.5% 12/1/53	(1,300)	(1,054)
3% 12/1/53	(17,400)	(14,689)
3% 12/1/53	(41,950)	(35,415)
3% 12/1/53	(17,850)	(15,069)
3% 12/1/53	(6,650)	(5,614)
3% 12/1/53	(16,550)	(13,972)
3% 12/1/53	(34,300)	(28,957)
3% 12/1/53	(16,125)	(13,613)
3% 12/1/53	(3,875)	(3,271)
3% 12/1/53	(5,700)	(4,812)
4.5% 12/1/53	(35,300)	(33,080)
5.5% 12/1/53	(5,200)	(5,127)
5.5% 12/1/53	(12,400)	(12,227)
5.5% 12/1/53	(45,300)	(44,667)
5.5% 12/1/53	(14,000)	(13,804)
5.5% 12/1/53	(9,900)	(9,762)
6.5% 12/1/53	(9,550)	(9,705)
6.5% 12/1/53	(12,200)	(12,398)
6.5% 12/1/53	(4,000)	(4,065)
6.5% 12/1/53	(4,075)	(4,141)
6.5% 12/1/53	(28,500)	(28,963)
6.5% 1/1/54	(9,550)	(9,701)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(333,520)

TOTAL TBA SALE COMMITMENTS (Proceeds $564,083)		(570,882)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,011	Mar 2024	111,005	417	417
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,810	Mar 2024	574,535	1,659	1,659
CBOT 5-Year U.S. Treasury Note Contracts (United States)	338	Mar 2024	36,116	191	191
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	59	Mar 2024	7,257	86	86

TOTAL PURCHASED					2,353

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	793	Mar 2024	92,335	(454)	(454)

TOTAL FUTURES CONTRACTS					1,899
The notional amount of futures purchased as a percentage of Net Assets is 21.3%
The notional amount of futures sold as a percentage of Net Assets is 2.7%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	224,990	(1,181)	0	(1,181)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	110,430	(1,076)	0	(1,076)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	1,160	(16)	0	(16)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	85,330	(1,271)	0	(1,271)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2043	540	(1)	0	(1)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2053	3,390	87	0	87
TOTAL INTEREST RATE SWAPS							(3,458)	0	(3,458)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,478,000.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $10,547,000.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	83,962	403,540	466,468	640	-	-	21,034	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	261,749	261,749	17	-	-	-	0.0%
Total	83,962	665,289	728,217	657	-	-	21,034

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations and Foreign Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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